Annual Fund Operating Expenses - BlackRock Short Maturity Municipal Bond ETF - BlackRock Short Maturity Municipal Bond ETF	Mar. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.25%

[1]	The amount rounded to 0.00%.